RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 3) In Millions, unless otherwise specified	Dec. 31, 2014 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Dec. 31, 2014 Foreign exchange contracts - United States or Euro dollar forwards - purchase EUR (€)	Dec. 31, 2013 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Dec. 31, 2013 Foreign exchange contracts - United States or Euro dollar forwards - purchase EUR (€)	Dec. 31, 2014 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Dec. 31, 2013 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Dec. 31, 2014 Interest rate contracts - short-term borrowings CAD	Dec. 31, 2013 Interest rate contracts - short-term borrowings CAD	Dec. 31, 2014 Interest rate contracts - long-term debt CAD	Dec. 31, 2013 Interest rate contracts - long-term debt CAD	Dec. 31, 2014 Equity contracts CAD	Dec. 31, 2013 Equity contracts CAD	Dec. 31, 2014 Commodity contracts Natural gas MMcf	Dec. 31, 2013 Commodity contracts Natural gas MMcf	Dec. 31, 2014 Commodity contracts Crude oil MMBbls	Dec. 31, 2013 Commodity contracts Crude oil MMBbls	Dec. 31, 2014 Commodity contracts NGL MMBbls	Dec. 31, 2013 Commodity contracts NGL MMBbls	Dec. 31, 2014 Commodity contracts Power MWh	Dec. 31, 2013 Commodity contracts Power MWh
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2014/2015	$ 240	€ 15	$ 710	€ 5	$ 3,203	$ 2,795	5,767	5,007	3,528	5,736	41	40
2015/2016	25		25	28	2,470	2,751	5,486	5,210	1,762	1,779	51	41
2016/2017	413		25		2,832	2,323	4,851	5,030	2,470	1,814
2017/2018	2		413		3,100	2,557	3,529	3,965	1,176	1,090
2018/2019	2		2		2,441	1,649	222	274
Thereafter	$ 2		$ 4		$ 2,901	$ 3,771	469	267
2014/2015													(62,000)	17,000	3	(34)	(5)	(10)
2014/2015																			25	55
2015/2016													(10,000)	(8,000)	(18)	(29)		(2)
2015/2016																			40	5
2016/2017													(25,000)	10,000	(18)	(23)
2016/2017																			40	20
2017/2018													(1,000)	11,000	(9)	(18)
2017/2018																			30	40
2018/2019														46,000		(9)
2018/2019																			31	30
Thereafter																				8